Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Portfolio
Without Sales Load [Member] | C000014262
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	0.56%	2.64%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%